Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Millions					6 Months Ended
	Aug. 04, 2026 GBP (£)	Aug. 04, 2026 USD ($)	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 GBP (£)
Disclosure Of Exceptional Items [Line Items]
Exchange differences reclassified to the consolidated income statement on disposal					£ (11)		£ 76
Community Offshore Wind, LLC
Disclosure Of Exceptional Items [Line Items]
Impairment (reversal) of joint venture | $								$ 303
Investments in joint ventures accounted for using equity method									£ 0
Proportion of ownership interest disposed	27.27%	27.27%
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Consideration paid (received)			£ 1,500	$ 2,100
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Net gain on investment held by NG Partners					142
Impairment (reversal) of joint venture					(75)
Exchange differences reclassified to the consolidated income statement on disposal					11
Major transformation programme							15
Transaction, separation and integration costs							19
Cash outflows relating to transaction, separation and integration costs							11
Changes in environmental provisions							25
Exceptional items | Community Offshore Wind, LLC
Disclosure Of Exceptional Items [Line Items]
Impairment (reversal) of joint venture					(75)	$ (100)
Proceeds from sales of investments accounted for using equity method	£ 75	$ 100
Exchange differences reclassified to the consolidated income statement on disposal					11
Reclassification adjustments on exchange differences on translation before tax, investment					14
Reclassification adjustments on exchange differences on translation before tax, hedge instrument					£ 3
Exceptional items | National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Exceptional Items [Line Items]
Net loss on disposal of NG Renewables							96
Exceptional items | Major transformation programme
Disclosure Of Exceptional Items [Line Items]
Major transformation programme							£ 15